Discontinued Operations Discontinued Operations Cash Flow (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Provided by (Used in) Operating Activities, Discontinued Operations	[1]	$ 143	$ 102	$ 299
Capital Expenditure, Discontinued Operations		$ (175)	$ (135)	$ (632)

[1]	(a) Excluding income taxes and changes to working capital.